CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Preferred shares	Ordinary shares	Additional Paid-in Capital	Deficit	Accumulated Other Comprehensive Gain (Loss)	Total
Beginning balance at Dec. 31, 2019	$ 0	$ 1,300	$ 4,217,877	$ 415,875	$ (250,683)	$ 4,384,369
Number of shares, beginning at Dec. 31, 2019	0	13,000,000
CHANGES IN SHAREHOLDERS' EQUITY
Net loss				(1,015,348)		(1,015,348)
Shareholder contribution			153,846			153,846
Foreign currency translation adjustment					573,697	573,697
Ending balance at Dec. 31, 2020	$ 0	$ 1,300	4,371,723	(599,473)	323,014	4,096,564
Number of shares, ending at Dec. 31, 2020	0	13,000,000
CHANGES IN SHAREHOLDERS' EQUITY
Net loss				(1,386,515)		(1,386,515)
Shareholder contribution			717,949			717,949
Foreign currency translation adjustment					52,289	52,289
Ending balance at Dec. 31, 2021		$ 1,300	5,089,671	(1,985,988)	375,303	3,480,286
Number of shares, ending at Dec. 31, 2021	0	13,000,000
CHANGES IN SHAREHOLDERS' EQUITY
Shares issued on initial public offering		$ 506	18,047,863			18,048,369
Shares issued on initial public offering		5,060,000
Net loss				(1,655,903)		(1,655,903)
Foreign currency translation adjustment					(420,941)	(420,941)
Ending balance at Dec. 31, 2022	$ 0	$ 1,806	$ 23,137,534	$ (3,641,891)	$ (45,638)	$ 19,451,811
Number of shares, ending at Dec. 31, 2022	0	18,060,000